Expense Example - T. ROWE PRICE Capital Appreciation Market Opportunities ETF [Member]	May 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 80